Significant Accounting Policies (Details) - USD ($) $ in Thousands		6 Months Ended			9 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020
Revenues:
Revenues		$ 1,033,362	$ 710,782		$ 1,640,796	$ 1,176,521
Revenue recognized that was included in the deferred revenue		104,500			120,100
Sales and Marketing Expenses
Advertising and promotional expenses		$ 219,900	156,900		$ 312,900	230,300
Options
Stock-based compensation
Vesting period		4 years			4 years
Service-based restricted share units
Stock-based compensation
Vesting period		4 years			4 years
Advertising and marketing revenues
Revenues:
Revenues		$ 892,349	616,006		$ 1,429,969	1,032,678
Costs and Expenses
Cultural business construction fees (as a percent)	3.00%	3.00%		1.50%	3.00%
Cultural business construction fees exempted		$ 11,500	10,300		$ 18,800	15,700
Advertising and marketing revenues | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats		3 months			3 months
Value-added services revenues
Revenues:
Revenues		$ 141,013	$ 94,776		$ 210,827	$ 143,843